Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Description of Business
1.	Description of Business
Definitive Healthcare Corp. (together with its subsidiaries, “Definitive Healthcare” or the “Company”), through its operating subsidiary, AIDH TopCo, LLC (“Definitive OpCo”), provides comprehensive and up-to-date
hospital and healthcare-related information and insight across the entire healthcare continuum via a multi-tenant database platform which combines proprietary and public sources to deliver insights. Unless otherwise stated, references to “we,” “us,” “our,” “Definitive Healthcare” and the “Company” refer (1) prior to the consummation of the Reorganization Transactions (as defined below), to Definitive OpCo and its consolidated subsidiaries, and (2) after the consummation of the Reorganization Transactions, to Definitive Healthcare Corp. and its consolidated subsidiaries
.
On October 27, 2020, Definitive OpCo completed the purchase of all of the outst
a
nding shares of Monocl Holding Company (“Monocl”), a cloud-based platform with millions of expert profiles. Refer to Note 3.
Business Combinations
, for additional information.
Organization
Definitive Healthcare Corp. was formed on May 5, 2021 as a Delaware corporation for the purposes of facilitating an initial public offering (“IPO”) and other related transactions in order to carry on the business of Definitive OpCo, a Delaware limited liability company. Following consummation of the Reorganization Transactions, Definitive OpCo became an indirect subsidiary of Definitive Healthcare Corp.
The Company is headquartered in Framingham, MA, with three other offices in the United States and one in Sweden.
Initial Public Offering
On September 17, 2021, Definitive Healthcare completed its IPO, in which it sold 17,888,888 shares of Class A Common Stock (including shares issued pursuant to the exercise in full of the underwriters’ option to purchase additional shares) at a public offering price of $27.00 per share for net proceeds of $452.8 million, after deducting underwriters’ discounts and commissions
(but excluding other offering expenses and reimbursements). Definitive Healthcare used proceeds from the IPO to (i) acquire 14,222,222 newly issued limited liability company interests (“LLC Units”) from Definitive OpCo; (ii) purchase 1,169,378 LLC Units from certain holders of LLC Units prior to the IPO; and (iii) repurchase 2,497,288 shares of Class A Common Stock received by the former shareholders of certain Blocker Companies (as defined below).
Reorganization Transactions
In connection with the IPO, the Company completed the following transactions (the “Reorganization Transactions”). Definitive OpCo entered into an amended and restated limited liability company agreement (the “Amended LLC Agreement”) pursuant to which members of Definitive OpCo prior to the IPO who continue to hold LLC Units, have the right to require Definitive OpCo to exchange all or a portion of their LLC Units for newly issued shares of Class A Common Stock. Entities treated as corporations for U.S. tax purposes that hold LLC Units (individually, a “Blocker Company” and collectively, the “Blocker Companies”) each merged with a merger subsidiary and subsequently merged into Definitive Healthcare Corp. Except for AIDH Management Holdings, LLC, members of AIDH Management Holdings, LLC, received a number of shares of Definitive Healthcare Corp. Class B Common Stock with no par value per share. The total shares of Class B Common Stock outstanding is equal to the number of LLC Units outstanding. AIDH Management Holdings, LLC is a special purpose investment vehicle through which certain persons, primarily our employees and certain legacy investors, indirectly hold interests in Definitive OpCo; the holders of interests in AIDH Management Holdings, LLC received a number of shares of Definitive Healthcare Corp. Class B Common Stock.
In connection with the Reorganization Transactions
and
the IPO,
Definitive
Healthcare Corp. entered into a tax receivable agreement. See Note 15.
Income Taxes
.

1.	Description of Business
AIDH TopCo, LLC (together with its subsidiaries, “AIDH TopCo” or the “Company”), is a Delaware limited liability company that was formed by investment funds affiliated with Advent International Corporation (“Advent”, the “Sponsor”) for the purpose of acquiring Definitive Healthcare Holdings, LLC (“Definitive Holdco”) and its subsidiary Definitive Healthcare LLC (“Definitive”). On July 16, 2019, AIDH Buyer, LLC (“AIDH Buyer”), a wholly owned subsidiary of the Company, acquired 100% of the issued and outstanding units of Definitive Holdco for $1.7 billion (the “Definitive Holdco Acquisition”). Refer to Note 3.
Business Combinations
, for additional information.
References to “Successor” or “Successor Company” relate to the financial position and results of operations of the Company after the Definitive Holdco Acquisition. References to “Predecessor” or “Predecessor Company” refer to the financial position and results of operations of the legacy Definitive Holdco. Definitive Holdco was formed in 2015 for the purpose of acquiring Definitive, which was founded in 2011 to provide healthcare commercial intelligence that enables all companies that compete within or sell into the healthcare ecosystem to be more successful.
The Company provides comprehensive and
up-to-date
hospital and healthcare-related information and insight across the entire healthcare continuum via a multi-tenant database platform which combines proprietary and public sources to deliver insights.
The Company’s headquarters are located in Framingham, MA, with operations in three offices throughout the United States and one office in Sweden.
On January 16, 2019, Definitive acquired substantially all of the assets and assumed substantially all of the liabilities of HIMSS Analytics, LLC (“HIMSS”). Refer to Note 3.
Business Combinations
, for additional information.
On December 2, 2019, the Company acquired all of the outstanding common and preferred stock of Healthcare Sales Enablement, Inc. (“HSE”). Refer to Note 3.
Business Combinations
, for additional information.
On October 27, 2020, the Company completed the purchase of all of the outstanding shares of Monocl, a cloud-based platform with millions of expert profiles. Refer to Note 3.
Business Combinations
, for additional information.